POSTRETIREMENT BENEFIT PLANS - Estimated Future Benefit Payments, Benefit Plans (Details) $ in Millions	Dec. 31, 2022 USD ($)
Principal pension plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2023	$ 2,545
2024	2,570
2025	2,585
2026	2,595
2027	2,605
2028-2032	12,950
Other pension plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2023	600
2024	585
2025	590
2026	600
2027	615
2028-2032	3,170
Principal retiree benefit plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2023	240
2024	230
2025	220
2026	210
2027	210
2028-2032	$ 905